Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Common stock, shares issued	89,703,571		89,703,571
Common stock, shares outstanding	89,703,571		89,703,571
Share based compensation arrangement by share based payment award date of grant rate	250.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term	1 year 9 months 18 days
Incentive Units
Incentive units were granted	850
Share based compensation arrangement by share based payment award restricted equity vested	850
Share based compensation arrangement by share based payment award distributed rate	0.90%
Share based compensation arrangement by share based payment award exceeds the threshold value	$ 851.6
Promote Units
Share based compensation arrangement by share based payment award distributed rate	5.00%
Share based compensation arrangement by share based payment award exceeds the threshold value	$ 452.1
Special Promote Units
Share based compensation arrangement by share based payment award distributed rate	1.00%
Share based compensation arrangement by share based payment award exceeds the threshold value	$ 452.1
Restricted Stock Units (RSUs)
Restricted equity units issued	0
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise price		$ 2,061.94
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term		5 years
Share based compensation arrangement by share based payment award fair value assumptions quarterly anniversary date rate		5.00%
Share - based payment arrangement, expense	$ 0.4	$ 1.5
Unrecognized Compensation Cost Related ToNon VestedUnit Awards	$ 1.2
Restricted Stock Units (RSUs) | Incentive Units
Restricted units, authorized for issuance	11,000
Share based compensation arrangement by share based payment award restricted equity vested	9,650
Share based compensation arrangement by share based payment award distributed rate	9.70%
Share based compensation arrangement by share based payment award exceeds the threshold value	$ 452.1
Share - based compensation arrangement by share - based payment award, options, vested and expected to vest, outstanding, number	9,905
Restricted Stock Units (RSUs) | Promote Units
Restricted units, authorized for issuance	5,000
Share - based compensation arrangement by share - based payment award, options, vested and expected to vest, outstanding, number	5,000
Restricted Stock Units (RSUs) | Special Promote Units
Restricted units, authorized for issuance	1,000
Share - based compensation arrangement by share - based payment award, options, vested and expected to vest, outstanding, number	1,000
Common Stock
Common stock, shares issued	204	204
Common stock, shares outstanding	204	204